Eaton Vance

Oaktree Diversified Credit NextShares

June 30, 2019

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior Floating-Rate Loans — 33.0%(1)

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Aerospace and Defense — 1.4%
TransDigm, Inc.
Term Loan, 4.83%, (3 mo. USD LIBOR + 2.50%), Maturing May 30, 2025		741	$725,217

			$725,217

Building and Development — 0.7%
Forest City Enterprises L.P.
Term Loan, 6.40%, (1 mo. USD LIBOR + 4.00%), Maturing December 7, 2025		368	$369,531

			$369,531

Business Equipment and Services — 6.6%
Blitz F18-675 GmbH
Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing July 31, 2025	EUR	450	$516,108
Camelot UK Holdco Limited
Term Loan, 5.65%, (1 mo. USD LIBOR + 3.25%), Maturing October 3, 2023		286	286,854
Fugue Finance B.V.
Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), Maturing September 1, 2024	EUR	400	454,208
Irel AcquiCo GmbH
Term Loan, Maturing September 23, 2026(2)	EUR	115	131,911
Mayfield Agency Borrower, Inc.
Term Loan, 6.90%, (1 mo. USD LIBOR + 4.50%), Maturing February 28, 2025		990	962,776
PI US MergerCo, Inc.
Term Loan, 5.65%, (1 mo. USD LIBOR + 3.25%), Maturing January 3, 2025		494	488,813
Trans Union, LLC
Term Loan, 4.40%, (1 mo. USD LIBOR + 2.00%), Maturing June 19, 2025		495	494,536

			$3,335,206

Cable and Satellite Television — 1.9%
CSC Holdings, LLC
Term Loan, 4.89%, (1 mo. USD LIBOR + 2.50%), Maturing January 25, 2026		739	$731,461
Numericable Group S.A.
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing July 31, 2025	EUR	100	109,959
Ziggo Secured Finance B.V.
Term Loan, Maturing April 15, 2025(2)	EUR	100	113,658

			$955,078

Chemicals and Plastics — 0.9%
U.S. Silica Company
Term Loan, 6.44%, (1 mo. USD LIBOR + 4.00%), Maturing May 1, 2025		495	$465,377

			$465,377

Containers and Glass Products — 1.4%
Berry Global, Inc.
Term Loan, 4.41%, (1 mo. USD LIBOR + 2.00%), Maturing January 19, 2024		499	$494,672

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
CCP Lux Holding S.a.r.l.
Term Loan, 4.00%, (3 mo. EURIBOR + 4.00%), Maturing January 10, 2025	EUR	200	$228,131

			$722,803

Ecological Services and Equipment — 1.9%
ExGen Renewables IV, LLC
Term Loan, 5.53%, (3 mo. USD LIBOR + 3.00%), Maturing November 28, 2024		466	$445,009
GFL Environmental, Inc.
Term Loan, 5.40%, (1 mo. USD LIBOR + 3.00%), Maturing May 30, 2025		496	488,673

			$933,682

Electronics/Electrical — 3.5%
Ellie Mae, Inc.
Term Loan, 6.53%, (3 mo. USD LIBOR + 4.00%), Maturing April 2, 2026		500	$498,437
Financial & Risk US Holdings, Inc.
Term Loan, 4.00%, (6 mo. EURIBOR + 4.00%), Maturing October 1, 2025	EUR	100	113,115
Term Loan, 6.15%, (1 mo. USD LIBOR + 3.75%), Maturing October 1, 2025		530	515,183
Marcel LUX IV S.a.r.l.
Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), Maturing March 16, 2026	EUR	130	146,899
TriTech Software Systems
Term Loan, 6.15%, (1 mo. USD LIBOR + 3.75%), Maturing August 29, 2025		498	492,370

			$1,766,004

Financial Intermediaries — 0.4%
Peer Holding III B.V.
Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), Maturing March 8, 2025	EUR	200	$224,932

			$224,932

Food Products — 0.5%
Refresco Group B.V.
Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), Maturing March 28, 2025	EUR	200	$226,567

			$226,567

Food Service — 0.2%
Sigma Bidco B.V.
Term Loan, 4.85%, (1 mo. GBP LIBOR + 4.00%), Maturing July 2, 2025	GBP	100	$123,516

			$123,516

Health Care — 7.6%
Acadia Healthcare Company, Inc.
Term Loan, 4.90%, (1 mo. USD LIBOR + 2.50%), Maturing February 16, 2023		500	$498,659
Auris Luxembourg III S.a.r.l.
Term Loan, 4.00%, (3 mo. EURIBOR + 4.00%), Maturing February 27, 2026	EUR	380	436,629
CHG Healthcare Services, Inc.
Term Loan, Maturing June 7, 2023(2)		500	498,516
CTC AcquiCo GmbH
Term Loan, 5.27%, (3 mo. USD LIBOR + 2.75%), Maturing March 7, 2025		191	188,856
Envision Healthcare Corporation
Term Loan, 6.15%, (1 mo. USD LIBOR + 3.75%), Maturing October 10, 2025		498	433,136
Gentiva Health Services, Inc.
Term Loan, 6.19%, (1 mo. USD LIBOR + 3.75%), Maturing July 2, 2025		275	275,872
Innoviva, Inc.
Term Loan, 7.02%, (3 mo. USD LIBOR + 4.50%), Maturing August 11, 2022		41	40,631

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Pearl Intermediate Parent, LLC
Term Loan, 4.16%, (1 mo. USD LIBOR + 2.75%), Maturing February 14, 2025(3)		226	$219,037
Term Loan, 5.15%, (1 mo. USD LIBOR + 2.75%), Maturing February 14, 2025		763	740,176
U.S. Renal Care, Inc.
Term Loan, Maturing June 26, 2026(2)		500	492,054

			$3,823,566

Industrial Equipment — 0.3%
TI Luxembourg S.A.
Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), Maturing February 14, 2025	EUR	140	$159,260

			$159,260

Leisure Goods/Activities/Movies — 0.6%
Amer Sports Oyj
Term Loan, 4.50%, (6 mo. EURIBOR + 4.50%), Maturing February 26, 2026	EUR	150	$171,116
Vue International Bidco PLC
Term Loan, Maturing June 14, 2026(2)	EUR	105	119,967

			$291,083

Lodging and Casinos — 0.9%
Alpha Group S.a.r.l.
Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing January 31, 2025	EUR	200	$226,472
Stars Group Holdings B.V. (The)
Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing July 10, 2025	EUR	200	229,439

			$455,911

Nonferrous Metals/Minerals — 1.0%
American Rock Salt Company, LLC
Term Loan, 6.15%, (1 mo. USD LIBOR + 3.75%), Maturing March 21, 2025		478	$478,513

			$478,513

Oil and Gas — 2.0%
Delek US Holdings, Inc.
Term Loan, Maturing March 31, 2025(2)		499	$493,753
HFOTCO, LLC
Term Loan, 5.16%, (1 mo. USD LIBOR + 2.75%), Maturing June 26, 2025		495	494,691

			$988,444

Retailers (Except Food and Drug) — 0.4%
EG Group Limited
Term Loan, 5.52%, (3 mo. GBP LIBOR + 4.75%), Maturing February 6, 2025	GBP	148	$185,819

			$185,819

Telecommunications — 0.3%
TDC A/S
Term Loan, 2.75%, (1 mo. EURIBOR + 2.75%), Maturing June 4, 2025	EUR	131	$149,313

			$149,313

Utilities — 0.5%
Brookfield WEC Holdings, Inc.
Term Loan - Second Lien, 9.15%, (1 mo. USD LIBOR + 6.75%), Maturing August 3, 2026		250	$253,385

			$253,385

Total Senior Floating-Rate Loans (identified cost $16,966,437)			$16,633,207

Corporate Bonds & Notes — 32.0%

Security	Principal Amount* (000’s omitted)		Value
Aerospace & Defense — 0.5%
TransDigm, Inc.
6.25%, 3/15/26(4)		239	$250,651

			$250,651

Apparel — 0.3%
Samsonite Finco S.a.r.l.
3.50%, 5/15/26(5)	EUR	110	$127,583

			$127,583

Automotive & Parts — 0.1%
Adient US, LLC
7.00%, 5/15/26(4)		45	$46,350

			$46,350

Banks — 0.1%
Hope Bancorp, Inc.
2.00%, 5/15/38		75	$68,681

			$68,681

Chemicals — 0.8%
Axalta Coating Systems Dutch Holding B B.V.
3.75%, 1/15/25(5)	EUR	105	$124,665
Braskem Finance, Ltd.
7.375%(5)(6)		75	76,219
Element Solutions, Inc.
5.875%, 12/1/25(4)		97	101,486
Kraton Polymers, LLC/Kraton Polymers Capital Corp.
5.25%, 5/15/26(5)	EUR	105	123,798

			$426,168

Coal — 0.4%
SunCoke Energy Partners, L.P./SunCoke Energy Partners Finance Corp.
7.50%, 6/15/25(4)		224	$219,520

			$219,520

Commercial Services — 2.4%
Arena Luxembourg Finance S.a.r.l.
2.875%, 11/1/24(5)	EUR	105	$123,714
Blitz F18-674 GmbH
6.00%, 7/30/26(4)	EUR	100	120,934
Carriage Services, Inc.
6.625%, 6/1/26(4)		193	198,790
Herc Holdings, Inc.
5.50%, 7/15/27(4)(7)		145	146,269
Herc Rentals, Inc.
7.50%, 6/1/22(4)		116	120,478
7.75%, 6/1/24(4)		45	47,668
Intertrust Group B.V.
3.375%, 11/15/25(5)	EUR	105	126,986
Prime Security Services Borrower, LLC/Prime Finance, Inc.
5.75%, 4/15/26(4)		97	100,395

Security	Principal Amount* (000’s omitted)		Value
TMS International Corp.
7.25%, 8/15/25(4)		205	$198,850

			$1,184,084

Computers — 0.8%
NCR Corp.
6.375%, 12/15/23		370	$382,487

			$382,487

Distribution & Wholesale — 0.5%
H&E Equipment Services, Inc.
5.625%, 9/1/25		147	$151,741
IAA, Inc.
5.50%, 6/15/27(4)		115	119,887

			$271,628

Diversified Financial Services — 0.8%
LHC3 PLC
4.125%, (4.125% cash or 4.875% PIK), 8/15/24(5)(8)	EUR	125	$146,129
Lincoln Financing S.a.r.l.
3.625%, 4/1/24(4)	EUR	100	118,000
Vantiv, LLC/Vanity Issuer Corp.
3.875%, 11/15/25(5)	GBP	110	146,230

			$410,359

Electric — 1.8%
Cia de Transporte de Energia Electrica en Alta Tension Transener SA
9.75%, 8/15/21(5)		50	$50,000
Clearway Energy Operating, LLC
5.75%, 10/15/25(4)		200	203,750
Genneia S.A.
8.75%, 1/20/22(4)		91	85,085
8.75%, 1/20/22(5)		322	301,070
Pampa Energia SA
7.50%, 1/24/27(5)		240	223,200
Talen Energy Supply, LLC
7.25%, 5/15/27(4)		35	35,962
6.625%, 1/15/28(4)(7)		30	29,925

			$928,992

Electronics/Electrical — 0.4%
CommScope, Inc.
5.50%, 3/1/24(4)		47	$48,469
5.50%, 6/15/24(4)		179	170,274

			$218,743

Energy – Alternate Sources — 0.3%
Rio Energy S.A./UGEN S.A./UENSA S.A.
6.875%, 2/1/25(5)		200	$152,602

			$152,602

Entertainment — 0.5%
CPUK Finance, Ltd.
4.25%, 2/28/47(5)	GBP	110	$140,542

Security	Principal Amount* (000’s omitted)		Value
WMG Acquisition Corp.
3.625%, 10/15/26(5)	EUR	100	$120,376

			$260,918

Foods — 0.2%
Sigma Holdco B.V.
5.75%, 5/15/26(5)	EUR	115	$123,974

			$123,974

Forest Products & Paper — 0.9%
Mercer International, Inc.
7.375%, 1/15/25(4)		297	$316,305
WEPA Hygieneprodukte GmbH
3.75%, 5/15/24(5)	EUR	110	128,061

			$444,366

Health Care – Services — 0.6%
Catalent Pharma Solutions, Inc.
5.00%, 7/15/27(4)		70	$71,400
MPH Acquisition Holdings, LLC
7.125%, 6/1/24(4)		227	213,993

			$285,393

Home Builders — 1.9%
Century Communities, Inc.
5.875%, 7/15/25		250	$252,500
6.75%, 6/1/27(4)		230	233,737
KB Home
6.875%, 6/15/27		250	267,500
William Lyon Homes, Inc.
6.625%, 7/15/27(4)(7)		180	180,000

			$933,737

Household Products — 0.5%
Diamond BC B.V.
5.625%, 8/15/25(5)	EUR	120	$114,790
Prestige Brands, Inc.
6.375%, 3/1/24(4)		118	124,048

			$238,838

Insurance — 0.3%
Hub International, Ltd.
7.00%, 5/1/26(4)		142	$144,308

			$144,308

Iron & Steel — 1.2%
Metinvest B.V.
8.50%, 4/23/26(4)		500	$521,046
Mineral Resources, Ltd.
8.125%, 5/1/27(4)		100	104,375

			$625,421

Machinery – Diversified — 0.4%
Tennant Co.
5.625%, 5/1/25		196	$203,350

			$203,350

Security	Principal Amount* (000’s omitted)		Value
Media — 0.9%
Altice France S.A.
5.625%, 5/15/24(5)	EUR	60	$70,985
Tele Columbus AG
3.875%, 5/2/25(5)	EUR	110	117,255
Telecom Argentina SA
6.50%, 6/15/21(5)		25	24,850
Virgin Media Receivables Financing Notes I DAC
5.50%, 9/15/24(5)	GBP	100	131,574
Ziggo Bond Co., B.V.
4.625%, 1/15/25(5)	EUR	100	117,851

			$462,515

Metal Fabricate & Hardware — 0.6%
Grinding Media, Inc./Moly-Cop AltaSteel, Ltd.
7.375%, 12/15/23(4)		294	$282,975

			$282,975

Miscellaneous Manufacturing — 0.2%
Amsted Industries, Inc.
5.625%, 7/1/27(4)		120	$125,400

			$125,400

Oil & Gas — 3.1%
Carrizo Oil & Gas, Inc.
6.25%, 4/15/23		90	$87,188
CITGO Petroleum Corp.
6.25%, 8/15/22(4)		375	376,406
Comstock Resources, Inc.
9.75%, 8/15/26		160	123,600
Northern Oil and Gas, Inc.
9.50%, (8.50% cash and 1.00% PIK), 5/15/23		135	140,555
Oasis Petroleum, Inc.
6.875%, 1/15/23		199	199,498
UGI International, LLC
3.25%, 11/1/25(5)	EUR	105	127,359
USA Compression Partners L.P./USA Compression Finance Corp.
6.875%, 4/1/26		46	48,870
YPF S.A.
6.95%, 7/21/27(5)		508	462,763

			$1,566,239

Packaging & Containers — 1.2%
ARD Finance S.A.
6.625%, (6.625% cash or 7.375% PIK), 9/15/23(8)	EUR	100	$118,102
BWAY Holding Co.
5.50%, 4/15/24(4)		191	191,835
Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC
7.00%, 7/15/24(4)		279	289,015

			$598,952

Pharmaceuticals — 1.1%
Bausch Health Americas, Inc.
8.50%, 1/31/27(4)		45	$49,591
Bausch Health Companies, Inc.
6.125%, 4/15/25(4)		270	276,075

Security	Principal Amount* (000’s omitted)		Value
Nidda Healthcare Holding GmbH
3.50%, 9/30/24(5)	EUR	130	$153,013
Par Pharmaceutical, Inc.
7.50%, 4/1/27(4)		98	96,530

			$575,209

Pipelines — 0.6%
Transportadora de Gas del Sur S.A.
6.75%, 5/2/25(5)		300	$291,003

			$291,003

Real Estate — 1.8%
Hunt Cos., Inc.
6.25%, 2/15/26(4)		258	$244,455
Kennedy-Wilson, Inc.
5.875%, 4/1/24		624	639,600

			$884,055

Real Estate Investment Trusts (REITs) — 0.5%
Brookfield Property REIT, Inc./BPR Cumulus, LLC/BPR Nimbus, LLC/GGSI Sellco, LLC
5.75%, 5/15/26(4)		230	$237,763

			$237,763

Retail — 0.7%
FirstCash, Inc.
5.375%, 6/1/24(4)		95	$98,087
Suburban Propane Partners L.P./Suburban Energy Finance Corp.
5.50%, 6/1/24		251	253,510

			$351,597

Software — 0.9%
InterXion Holding N.V.
4.75%, 6/15/25(4)	EUR	105	$130,325
SS&C Technologies, Inc.
5.50%, 9/30/27(4)		71	73,796
TeamSystem SpA
4.00%, (3 mo. EURIBOR + 4.00%), 4/15/23(4)(9)	EUR	200	228,671

			$432,792

Telecommunications — 3.5%
Frontier Communications Corp.
8.50%, 4/1/26(4)		50	$48,625
8.00%, 4/1/27(4)		90	93,825
Intelsat Jackson Holdings S.A.
8.00%, 2/15/24(4)		241	251,845
8.50%, 10/15/24(4)		70	69,650
Level 3 Financing, Inc.
5.375%, 1/15/24		219	224,201
Oi S.A.
10.00%, (10.00% cash or 8.00% cash and 4.00% PIK), 7/27/25(8)		497	518,123
Plantronics, Inc.
5.50%, 5/31/23(4)		256	255,360
Sprint Communications, Inc.
6.00%, 11/15/22		118	123,310

Security	Principal Amount* (000’s omitted)		Value
Sprint Corp.
7.875%, 9/15/23		45	$49,050
7.125%, 6/15/24		23	24,444
Telecom Italia SpA
3.25%, 1/16/23(5)	EUR	105	126,284

			$1,784,717

Transportation — 0.9%
Moto Finance PLC
4.50%, 10/1/22(5)	GBP	100	$127,185
Watco Cos., LLC/Watco Finance Corp.
6.375%, 4/1/23(4)		323	329,460

			$456,645

Trucking & Leasing — 0.3%
DAE Funding, LLC
5.25%, 11/15/21(4)		130	$135,363

			$135,363

Total Corporate Bonds & Notes (identified cost $16,007,881)			$16,133,378

Foreign Government Bonds — 0.9%

Security	Principal Amount (000’s omitted)		Value
Argentina — 0.9%
Province of Neuquen, 8.625%, 5/12/28(5)		$150	$150,751
Provincia de Buenos Aires, 6.50%, 2/15/23(5)		225	189,227
Provincia del Chubut Argentina, 7.75%, 7/26/26(5)		150	132,563

Total Foreign Government Bonds (identified cost $471,555)			$472,541

Convertible Bonds — 7.1%

Security	Principal Amount* (000’s omitted)		Value
Aerospace & Defense — 0.3%
Airbus SE
0.00%, 6/14/21(5)	EUR	100	$126,104

			$126,104

Building Materials — 0.2%
Cemex SAB de CV
3.72%, 3/15/20		50	$50,035
Patrick Industries, Inc.
1.00%, 2/1/23		40	36,468

			$86,503

Commercial Services — 0.4%
Cardtronics, Inc.
1.00%, 12/1/20		80	$77,861

Security	Principal Amount* (000’s omitted)		Value
Huron Consulting Group, Inc.
1.25%, 10/1/19		65	$64,698
Macquarie Infrastructure Corp.
2.00%, 10/1/23		85	75,120

			$217,679

Computers — 0.1%
Western Digital Corp.
1.50%, 2/1/24(4)		35	$31,519

			$31,519

Diversified Financial Services — 0.3%
Encore Capital Group, Inc.
2.875%, 3/15/21		70	$66,544
PRA Group, Inc.
3.00%, 8/1/20		80	79,626

			$146,170

Electric — 0.4%
China Yangtze Power International BVI1 Ltd.
0.00%, 11/9/21(5)		200	$214,221

			$214,221

Energy – Alternate Sources — 0.3%
Green Plains, Inc.
4.125%, 9/1/22		50	$43,236
Pattern Energy Group, Inc.
4.00%, 7/15/20		70	70,871
Tesla Energy Operations, Inc.
1.625%, 11/1/19		30	29,002

			$143,109

Engineering & Construction — 0.2%
Dycom Industries, Inc.
0.75%, 9/15/21		40	$39,214
Tutor Perini Corp.
2.875%, 6/15/21		50	47,513

			$86,727

Health Care – Services — 0.2%
Korian S.A.
2.50% to 1/1/23 (5)(6)(10)	EUR	47	$59,275
Orpea
0.375%, 5/17/27(5)	EUR	44	51,850

			$111,125

Holding Company – Diversified — 0.4%
RWT Holdings, Inc.
5.625%, 11/15/19		55	$55,472
Seven Group Holdings, Ltd.
2.20%, 3/5/25(5)	AUD	200	142,516

			$197,988

Security	Principal Amount* (000’s omitted)		Value
Internet — 0.3%
Ctrip.com International, Ltd.
1.25%, 9/15/22		40	$39,837
Twitter, Inc.
0.25%, 9/15/19		10	9,966
1.00%, 9/15/21		90	86,364
Zillow Group, Inc.
1.50%, 7/1/23		40	39,468

			$175,635

Investment Companies — 0.0%(11)
BlackRock Capital Investment Corp.
5.00%, 6/15/22		20	$20,076

			$20,076

Media — 0.2%
DISH Network Corp.
2.375%, 3/15/24		90	$83,476

			$83,476

Mining — 0.1%
SSR Mining, Inc.
2.50%, 4/1/39(4)		25	$26,829
2.875%, 2/1/33		25	25,031

			$51,860

Oil & Gas — 0.2%
Whiting Petroleum Corp.
1.25%, 4/1/20		85	$82,450

			$82,450

Oil & Gas Services — 0.1%
SEACOR Holdings, Inc.
3.00%, 11/15/28		45	$44,574

			$44,574

Pharmaceuticals — 0.2%
Almirall SA
0.25%, 12/14/21(5)	EUR	100	$122,581

			$122,581

Real Estate — 0.1%
Forestar Group, Inc.
3.75%, 3/1/20		65	$65,090

			$65,090

Real Estate Investment Trusts (REITs) — 1.7%
Colony Capital, Inc.
3.875%, 1/15/21		326	$318,665
Empire State Realty OP L.P.
2.625%, 8/15/19(4)		55	55,104
Exantas Capital Corp.
4.50%, 8/15/22		205	209,961

Security	Principal Amount* (000’s omitted)	Value
KKR Real Estate Finance Trust, Inc.
6.125%, 5/15/23	80	$83,102
New York Mortgage Trust, Inc.
6.25%, 1/15/22	55	55,352
PennyMac Corp.
5.375%, 5/1/20	95	96,353
Two Harbors Investment Corp.
6.25%, 1/15/22	60	60,623

		$879,160

Retail — 0.5%
Carrefour S.A.
0.00%, 3/27/24(5)	200	$196,568
Vitamin Shoppe, Inc.
2.25%, 12/1/20	45	40,092

		$236,660

Semiconductors — 0.6%
STMicroelectronics N.V.
0.25%, 7/3/24(5)	200	$229,450
Synaptics, Inc.
0.50%, 6/15/22	40	35,825
Veeco Instruments, Inc.
2.70%, 1/15/23	50	44,612

		$309,887

Transportation — 0.3%
Echo Global Logistics, Inc.
2.50%, 5/1/20	45	$44,747
Golar LNG, Ltd.
2.75%, 2/15/22	45	41,681
Ship Finance International, Ltd.
5.75%, 10/15/21	70	70,987

		$157,415

Total Convertible Bonds (identified cost $3,514,977)		$3,590,009

Asset-Backed Securities — 13.9%

Security	Principal Amount (000’s omitted)	Value
BlueMountain CLO, Ltd.
Series 2013-2A, Class ER, 8.892%, (3 mo. USD LIBOR + 6.30%), 10/22/30(4)(9)	$350	$329,420
Cent CLO, Ltd.
Series 2015-24X, Class DR, 8.347%, (3 mo. USD LIBOR + 5.75%), 10/15/26(5)(9)	350	349,389
CIFC Funding, Ltd.
Series 2018-4X, Class E, 10.288%, (3 mo. USD LIBOR + 7.70%), 10/17/31(5)(9)	325	300,398
InSite Issuer, LLC
Series 2018-1A, Class C, 6.115%, 12/15/48(4)	305	321,744
MidOcean Credit CLO III
Series 2014-3A, Class ER, 8.792%, (3 mo. USD LIBOR + 6.20%), 4/21/31(4)(9)	500	466,811
Series 2014-3X, Class ER, 8.792%, (3 mo. USD LIBOR + 6.20%), 4/21/31(5)(9)	500	466,811

Security	Principal Amount (000’s omitted)	Value
MidOcean Credit CLO VII
Series 2017-7A, Class F, 10.697%, (3 mo. USD LIBOR + 8.10%), 7/15/29(4)(9)	$750	$695,166
Nassau, Ltd.
Series 2017-IIA, Class D, 5.277%, (3 mo. USD LIBOR + 2.68%), 1/15/30(4)(9)	550	522,669
Octagon Investment Partners XIV, Ltd.
Series 2012-1A, Class ER, 11.137%, (3 mo. USD LIBOR + 8.35%), 7/15/29(4)(9)	750	701,576
OZLM, Ltd.
Series 2017-17A, Class D, 8.582%, (3 mo. USD LIBOR + 5.99%), 7/20/30(4)(9)	250	241,495
Regatta X Funding, Ltd.
Series 2017-3A, Class D, 5.338%, (3 mo. USD LIBOR + 2.75%), 1/17/31(4)(9)	250	240,044
Salem Fields CLO, Ltd.
Series 2016-2A, Class D2, 10.08%, (3 mo. USD LIBOR + 7.50%), 10/25/28(4)(9)	250	247,562
Saranac CLO VII, Ltd.
Series 2014-2A, Class ER, 9.24%, (3 mo. USD LIBOR + 6.72%), 11/20/29(4)(9)	100	97,013
Shackleton CLO, Ltd.
Series 2013-3A, Class ER, 8.477%, (3 mo. USD LIBOR + 5.88%), 7/15/30(4)(9)	250	236,099
THL Credit Wind River 2019-1 CLO Ltd.
Series 2019-1A, Class E, 9.36%, (3 mo. USD LIBOR + 6.72%), 4/20/31(4)(9)	350	341,901
TICP CLO I, Ltd.
Series 2015-1A, Class DR, 5.092%, (3 mo. USD LIBOR + 2.50%), 7/20/27(4)(9)	500	493,939
Tralee CLO IV, Ltd.
Series 2017-4A, Class E, 8.692%, (3 mo. USD LIBOR + 6.10%), 1/20/30(4)(9)	1,000	937,346

Total Asset-Backed Securities (identified cost $7,218,789)		$6,989,383

Commercial Mortgage-Backed Securities — 10.2%

Security	Principal Amount (000’s omitted)	Value
BHMS Mortgage Trust
Series 2018-ATLS, Class E, 5.394%, (1 mo. USD LIBOR + 3.00%), 7/15/35(4)(9)	$300	$298,274
BX Commercial Mortgage Trust
Series 2019-IMC, Class G, 6.04%, (1 mo. USD LIBOR + 3.60%), 4/15/34(4)(9)	500	503,996
CFCRE Commercial Mortgage Trust
Series 2018-TAN, Class E, 6.446%, 2/15/33(4)	660	703,714
CGGS Commercial Mortgage Trust
Series 2018-WSS, Class E, 5.544%, (1 mo. USD LIBOR + 3.15%), 2/15/37(4)(9)	300	301,833
Citigroup Commercial Mortgage Trust
Series 2018-TBR, Class F, 6.044%, (1 mo. USD LIBOR + 3.65%), 12/15/36(4)(9)	400	403,616
Cosmopolitan Hotel Trust
Series 2017-CSMO, Class F, 6.136%, (1 mo. USD LIBOR + 3.74%), 11/15/36(4)(9)	1,000	1,007,254
DBCCRE Mortgage Trust
Series 2014-ARCP, Class E, 5.099%, 1/10/34(4)(12)	200	202,145
GS Mortgage Securities Corp. Trust
Series 2018-RIVR, Class H, 5.794%, (1 mo. USD LIBOR + 3.40%), 7/15/35(4)(9)	300	300,913
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2018-PTC, Class D, 5.514%, (1 mo. USD LIBOR + 3.12%), 4/15/31(4)(9)	400	401,211
Rosslyn Portfolio Trust
Series 2017-ROSS, Class F, 6.144%, (1 mo. USD LIBOR + 3.75%), 6/15/33(4)(9)	354	352,110
Toorak Mortgage Corp., Ltd.
Series 2018-1, Class A2, 4.949% to 4/25/21, 8/25/21(4)(13)	150	151,510

Security	Principal Amount (000’s omitted)	Value
UBS Commercial Mortgage Trust
Series 2018-NYCH, Class F, 6.215%, (1 mo. USD LIBOR + 3.82%), 2/15/32(4)(9)	$500	$501,759

Total Commercial Mortgage-Backed Securities (identified cost $5,036,993)		$5,128,335

Short-Term Investments — 5.9%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 2.40%(14)	2,944,374	$2,944,374

Total Short-Term Investments (identified cost $2,944,374)		$2,944,374

Total Investments — 103.0% (identified cost $52,161,006)		$51,891,227

Less Unfunded Loan Commitments — (0.1)%		$(53,917)

Net Investments — 102.9% (identified cost $52,107,089)		$51,837,310

Other Assets, Less Liabilities — (2.9)%		$(1,437,007)

Net Assets — 100.0%		$50,400,303

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

*	In U.S. dollars unless otherwise indicated.

(1)

Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate.

(2)	This Senior Loan will settle after June 30, 2019, at which time the interest rate will be determined.

(3)

Unfunded or partially unfunded loan commitments. The Fund may enter into certain loan agreements all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion, if any, and the commitment fees on the portion of the loan that is unfunded.

(4)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At June 30, 2019, the aggregate value of these securities is $19,271,579 or 38.2% of the Fund’s net assets.

(5)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At June 30, 2019, the aggregate value of these securities is $6,831,765 or 13.6% of the Fund’s net assets.

(6)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.

(7)	When-issued security.

(8)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.

(9)	Variable rate security. The stated interest rate represents the rate in effect at June 30, 2019.

(10)	Security converts to floating rate after the indicated fixed-rate coupon period.

(11)	Amount is less than 0.05%.

(12)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at June 30, 2019.

(13)	Step coupon bond. Interest rate represents the rate in effect at June 30, 2019.

(14)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of June 30, 2019. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended June 30, 2019 was $39,244.

Currency Concentration of Portfolio

Currency	Percentage of Net Assets	Value
United States Dollar	87.5%	$44,087,496
Euro	13.5	6,806,349
British Pound Sterling	1.7	854,866
Australian Dollar	0.3	142,516

Total Investments	103.0%	$51,891,227

Country Concentration of Portfolio

Country	Percentage of Net Assets	Value
United States	62.7%	$31,594,143
Cayman Islands	13.2	6,646,845
Argentina	4.1	2,063,114
Netherlands	3.8	1,889,720
United Kingdom	3.4	1,723,896
Luxembourg	3.2	1,620,553
Germany	2.9	1,450,699
Canada	2.7	1,362,352
France	1.2	614,741
Ukraine	1.0	521,046
Brazil	1.0	518,123
Italy	0.7	354,955
New Zealand	0.6	289,015
Australia	0.5	246,891
British Virgin Islands	0.4	214,221
Finland	0.3	171,116
Denmark	0.3	149,313
United Arab Emirates	0.3	135,363

Country	Percentage of Net Assets	Value
Spain	0.3%	$122,581
Bermuda	0.2	112,668
Mexico	0.1	50,035
China	0.1	39,837

Total Investments	103.0%	$51,891,227

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
AUD	9,800	USD	6,865	State Street Bank and Trust Company	7/18/19	$19	$—
AUD	4,500	USD	3,156	State Street Bank and Trust Company	7/18/19	5	—
EUR	1,248,843	USD	1,408,856	State Street Bank and Trust Company	7/18/19	13,101	—
EUR	95,000	USD	106,509	State Street Bank and Trust Company	7/18/19	1,660	—
EUR	39,325	USD	44,177	State Street Bank and Trust Company	7/18/19	599	—
EUR	37,000	USD	42,224	State Street Bank and Trust Company	7/18/19	—	(95)
USD	145,154	AUD	201,860	State Street Bank and Trust Company	7/18/19	3,358	—
USD	5,059	AUD	7,200	State Street Bank and Trust Company	7/18/19	1	—
USD	3,486	AUD	5,000	State Street Bank and Trust Company	7/18/19	—	(26)
USD	3,049	AUD	4,406	State Street Bank and Trust Company	7/18/19	—	(45)
USD	193,492	EUR	170,221	State Street Bank and Trust Company	7/18/19	—	(325)
USD	118,815	EUR	105,000	State Street Bank and Trust Company	7/18/19	—	(740)
USD	224,910	EUR	198,617	State Street Bank and Trust Company	7/18/19	—	(1,239)
USD	110,295	EUR	98,188	State Street Bank and Trust Company	7/18/19	—	(1,503)
USD	172,242	EUR	153,000	State Street Bank and Trust Company	7/18/19	—	(1,967)
USD	3,297,865	EUR	2,904,621	State Street Bank and Trust Company	7/18/19	—	(9,391)
USD	4,203,630	EUR	3,702,380	State Street Bank and Trust Company	7/18/19	—	(11,970)
USD	571,774	GBP	435,415	State Street Bank and Trust Company	7/18/19	18,371	—
USD	195,662	GBP	149,000	State Street Bank and Trust Company	7/18/19	6,286	—
USD	131,471	GBP	103,002	State Street Bank and Trust Company	7/18/19	558	—

						$43,958	$(27,301)

Abbreviations:

EURIBOR	-	Euro Interbank Offered Rate

LIBOR	-	London Interbank Offered Rate

PIK	-	Payment In Kind

Currency Abbreviations:

AUD	-	Australian Dollar

EUR	-	Euro

GBP	-	British Pound Sterling

USD	-	United States Dollar

At June 30, 2019, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Fund is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Fund holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Fund enters into forward foreign currency exchange contracts.

At June 30, 2019, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and in a liability position and whose primary underlying risk exposure is foreign exchange risk was $43,958 and $27,301, respectively.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2019, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	$—	$16,579,290	$—	$16,579,290
Corporate Bonds & Notes	—	16,133,378	—	16,133,378
Foreign Government Bonds	—	472,541	—	472,541
Convertible Bonds	—	3,590,009	—	3,590,009
Asset-Backed Securities	—	6,989,383	—	6,989,383
Commercial Mortgage-Backed Securities	—	5,128,335	—	5,128,335
Short-Term Investments	—	2,944,374	—	2,944,374
Total Investments	$—	$51,837,310	$—	$51,837,310
Forward Foreign Currency Exchange Contracts	$—	$43,958	$—	$43,958
Total	$—	$51,881,268	$—	$51,881,268

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(27,301)	$—	$(27,301)
Total	$—	$(27,301)	$—	$(27,301)

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Subsequent Event

On July 3, 2019, the Fund’s Trustees approved the liquidation of the Fund. All of the Fund’s outstanding shares are expected to be redeemed and the Fund liquidated on or about August 29, 2019.